Summary of significant accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	50.00%
Foreign Currency Exchange Rate, Translation	0.1541	0.1629
Shipping, Handling and Transportation Costs	$ 222,782	$ 299,797
Advertising Expense	$ 25,999	$ 860
Value Added Tax Description	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in the PRC.
Foreign Currency Average Exchange Rate Translation	0.1606	0.1628
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	68.00%	70.00%
Tantech Bamboo [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	5.00%		0.00%